Deferred income tax - Composition of the provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Deferred income tax [Line Items]
Current	$ (15,633)	$ (20,375)	$ (9,924)
Deferred	15,592	44,046	(15,506)
Total income tax	(41)	23,671	(25,430)
Income Tax Expense [Member]
Disclosure of Deferred income tax [Line Items]
Current	(12,091)	(13,128)	(8,446)
Deferred	15,449	43,951	(15,270)
Total income tax	3,358	30,823	(23,716)
Mining Royalties and Special Mining Tax [Member]
Disclosure of Deferred income tax [Line Items]
Current	(3,542)	(7,247)	(1,478)
Deferred	143	95	(236)
Total income tax	$ (3,399)	$ (7,152)	$ (1,714)